Business Combination (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information About Business Combination
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Property, plant and equipment	29
Intangible assets	18
Inventories	12
Trade and other receivables	1
Cash and cash equivalents	8
Loans and borrowings	(16)
Deferred tax liabilities	(8)
Trade payables and other liabilities	(11)
Identifiable net assets acquired	33
Less: Non-controlling interest proportionate share of identifiable net assets	(6)
Goodwill on acquisition (described below)	27
Purchase consideration	54
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Loan receivables in the financial services segment	32
Other net assets	2
Identifiable net assets acquired	34
Goodwill on acquisition (described below)	14
Purchase consideration*	48
*Inclusive of contingent consideration of $2 million